Restructuring - Schedule of Restructuring Costs (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0.0	$ 3.6	$ 4.6	$ 10.0	$ 9.9
Total pre-tax and restructuring charges			$ 4.6	$ 10.0	$ 9.9